Shareholders equity - Treasury shares - Summary (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Balance, Beginning of the period	34,765,600	51,911,569	51,911,569
Repurchase	12,434,500		20,000,000
Canceled			(37,145,969)
Treasury Stock, Number of Shares	27,085,856		34,765,600
Weighted Average Price Per Share, Treasury Shares	R$ 42.69	R$ 40.84	R$ 40.84
Repurchase	54.64		44.05
Canceled	42.69		40.84
Weighted Average Price Per Share, Treasury Shares	R$ 48.17		R$ 42.69
Treasury shares	R$ 1,484,014	R$ 2,120,324	R$ 2,120,324
Repurchase	679,431	778,500	880,914
Canceled	(853,725)		(1,517,224)
Treasury shares	1,304,843		1,484,014
Market Value Of Treasury Shares	1,934,010	R$ 2,504,214	2,504,214
Exercised	(5,928)
Repurchase	679,431		880,914
Canceled	(1,058,200)		(1,570,532)
Market Value Of Treasury Shares	R$ 1,544,165		1,934,010
Maximum number of common shares that may be repurchased	40,000,000
Share capital	R$ 19,235,546		R$ 9,235,546
Repurchase Program
Disclosure of classes of share capital [line items]
Exercised	(114,244)
Exercised	R$ 42.69
Exercised	R$ (4,877)
Treasury shares canceled
Disclosure of classes of share capital [line items]
Canceled	(20,000,000)